Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Disclosure of detailed information about business combinations
The preliminary fair value of purchase consideration is as follows:

Cash and debt paid on closing	$7,477
Deferred share consideration	4,851
Contingent cash consideration	26,258
Working capital adjustment	611
Total Fair Value (Preliminary) of Purchase Consideration	$39,197
The preliminary fair values of assets acquired and liabilities assumed are as follows:

Cash and cash equivalents	$320
Trade and other receivables	3,112
Property, plant & equipment	190
Intangible assets	17,279
Goodwill	23,991
Accounts payable and accrued liabilities	(1,817)
Deferred income tax liability	(3,878)
Fair Value (Preliminary) of Assets Acquired and Liabilities Assumed	$39,197
7.     Acquisition (cont'd):
Identified intangible assets of $17,279,000 consist of the following and are being amortized based on the following useful lives:

Fair value (preliminary) of Identified Intangible Assets		Estimated useful life
Technology (patents, know-how and in-process research & development)	$15,976	12 years
Customer contracts and relationships	1,048	7 years
Non-compete agreements	255	3 years
	$17,279
The following table presents the unaudited pro forma results of Arcola (Ballard Motive Solutions) for the year ended December 31, 2021. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2021. The pro forma financial information presented includes: amortization charges for acquired tangible and intangible assets based on the values assigned in the preliminary purchase price allocation; and income tax recovery on deferred income tax liability arising from the preliminary purchase price allocation.

Proforma Information	December 31, 2021
Revenue	4,243
Loss from operations	(7,336)
Net loss	(5,966)